Income taxes - Unrecognized Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 447,832	$ 406,102
Scientific research expenditures
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	97,340	83,661
Scientific research expenditures | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	97,340	83,661
Accrued warranty provision
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	6,600	10,197
Share issuance costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	238	668
Losses from operations carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	115,977	107,339
Losses from operations carried forward | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	34,847	33,801
Losses from operations carried forward | Germany
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	525	553
Losses from operations carried forward | U.S.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	51,696	45,140
Losses from operations carried forward | Denmark
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	26,405	25,757
Losses from operations carried forward | Hong Kong
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	33	24
Investment tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	34,341	30,231
Investment tax credits | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	34,341	30,231
Property, plant and equipment and intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 193,336	$ 174,006